[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08460
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 Fifth Avenue, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

(Showing Percentages of Total Value of Investments)

		Face
		Amount	Value
		(000)	(000)
Debt Instruments (95.2%)
Argentina (2.0%)
Sovereign (2.0%)
Republic of Argentina,
0.62%, 12/15/35	$	(a)(b)54	$7
0.65%, 12/15/35	ARS	(a)2,878,338	89
5.83%, 12/31/33		(a)671	258
8.28%, 12/31/33	$	(b)289	260
Republic of Argentina (Linked Variable Rate),
87.96%, 4/10/49		(c)280	133
			747
Bermuda (0.5%)
Corporate (0.5%)
Intelsat Bermuda Ltd.,
8.87%, 1/15/15		(a)70	71
Intelsat Subsidiary Holding Co., Ltd.,
8.63%, 1/15/15		125	128
			199
Brazil (9.3%)
Corporate (1.2%)
Banco ABN Amro Real S.A.,
15.86%, 12/13/07	BRL	450	247
16.20%, 2/22/10		330	197
			444
Sovereign (8.1%)
Federative Republic of Brazil,
8.00%, 1/15/18		$421	471
8.88%, 10/14/19 - 4/15/24		566	708
10.50%, 7/14/14		130	165
11.00%, 8/17/40		340	455
14.50%, 10/15/09		450	535
Nota do Tesouro Nacional,
6.00%, 5/18/09	BRL	150	198
10.00%, 1/1/12		870	464
			2,996
			3,440
Bulgaria (0.8%)
Sovereign (0.8%)
Republic of Bulgaria,
8.25%, 1/15/15	$	(d)141	165
Republic of Bulgaria (Registered),
8.25%, 1/15/15		120	140
			305
Canada (2.4%)
Corporate (2.4%)
CanWest Media, Inc.,
8.00%, 9/15/12		171	169
CHC Helicopter Corp.,
7.38%, 5/1/14		195	186
Husky Oil Co.,
8.90%, 8/15/28		(a)(e)155	160
Nortel Networks Corp. (Convertible),
4.25%, 9/1/08		100	99
Novelis, Inc.,

7.25%, 2/15/15		190	184
OPTI Canada, Inc.,
8.25%, 12/15/14		75	76
			874
Chile (0.7%)
Corporate (0.7%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12		(d)250	263
Colombia (1.3%)
Sovereign (1.3%)
Republic of Colombia,
7.38%, 9/18/37		260	287
8.25%, 12/22/14		88	99
11.75%, 2/25/20		70	103
			489
Denmark (0.3%)
Corporate (0.3%)
Nordic Telephonen Co. Holdings A.p.S.,
8.88%, 5/1/16		35	37
TDC A/S,
6.50%, 4/19/12	EUR	40	57
			94
Ecuador (0.5%)
Sovereign (0.5%)
Republic of Ecuador (Registered),
10.00%, 8/15/30	$	(f)190	171
Egypt (0.4%)
Sovereign (0.4%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	820	150
France (0.4%)
Corporate (0.4%)
Compagnie Generale de Geophysique S.A.,
7.50%, 5/15/15		$65	67
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	50	73
			140
Indonesia (1.9%)
Corporate (1.9%)
Pindo Deli Finance Mauritius,
Tranche A, 6.00%, 4/28/15	$	(a)(d)77	66
Tranche B, 6.00%, 4/28/18		(a)(d)291	145
Tranche C, Zero Coupon, 4/28/27		(a)(d)587	67
Tijiwi Kimia Finance Mauritius Ltd.,
Tranche A, 6.00%, 4/28/15		(a)191	162
Tranche A, 6.00%, 4/28/15		(a)(d)80	68
Tranche B, 6.00%, 4/28/18		(a)(d)287	144
Tranche C, Zero Coupon, 4/28/27		(a)(d)268	31
			683
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast,
2.50%, 3/31/18		(c)180	62
Luxembourg (0.9%)
Corporate (0.9%)
FMC Finance III S.A.,
6.88%, 7/15/17		120	120
SGL Carbon Luxembourg S.A.,
8.50%, 2/1/12	EUR	50	75
Wind Acquisition Finance S.A.,
10.75%, 12/1/15		$115	128
			323
Malaysia (0.5%)

Sovereign (0.5%)
Government of Malaysia,
7.50%, 7/15/11		30	33
8.75%, 6/1/09		139	147
			180
Mexico (9.9%)
Corporate (5.0%)
Axtel S.A.B. de C.V.,
11.00%, 12/15/13		118	128
Pemex Project Funding Master Trust,
6.99%, 6/15/10		(a)(d)330	337
8.63%, 12/1/23		250	310
9.13%, 10/13/10		360	399
9.50%, 9/15/27		480	653
			1,827
Sovereign (4.9%)
Mexican Bonos,
8.00%, 12/17/15	MXN	4,210	387
9.50%, 12/18/14		9,040	902
United Mexican States,
6.75%, 9/27/34	$	(e)265	289
7.50%, 1/14/12		140	153
8.38%, 1/14/11		85	94
			1,825
			3,652
Netherlands (0.3%)
Corporate (0.3%)
Intergen N.V.,
9.00%, 6/30/17		105	111
Panama (1.4%)
Sovereign (1.4%)
Republic of Panama,
7.13%, 1/29/26		150	163
7.25%, 3/15/15		60	64
9.38%, 4/1/29		150	202
9.63%, 2/8/11		66	74
			503
Peru (1.5%)
Sovereign (1.5%)
Republic of Peru,
8.38%, 5/3/16		90	106
8.75%, 11/21/33		240	316
9.88%, 2/6/15		100	126
			548
Philippines (5.6%)
Sovereign (5.6%)
Republic of Philippines,
8.88%, 3/17/15		(e)780	907
9.00%, 2/15/13		(e)180	206
9.50%, 2/2/30		717	937
			2,050
Qatar (0.4%)
Sovereign (0.4%)
State of Qatar (Registered),
9.75%, 6/15/30		110	163
Russia (7.0%)
Corporate (3.4%)
Gaz Capital for Gazprom,
6.21%, 11/22/16		(d)252	250
8.63%, 4/28/34		290	369
JPMorgan Chase & Co.,
7.00%, 6/28/17	RUB	6,000	226
RSHB Capital S.A. for OJSC Russian Agricultural Bank,

6.30%, 5/15/17	$	(d)100	94
7.18%, 5/16/13		(d)210	215
7.18%, 5/16/13		100	102
			1,256
Sovereign (3.6%)
Russian Federation,
7.50%, 3/31/30		300	336
Russian Federation (Registered),
7.50%, 3/31/30		(c)(d)(f)469	525
11.00%, 7/24/18		256	361
12.75%, 6/24/28		65	116
			1,338
			2,594
Trinidad (0.4%)
Corporate (0.4%)
National Gas of Trinidad & Tobago Ltd.,
6.05%, 1/15/36		(d)172	164
Turkey (4.1%)
Sovereign (4.1%)
Republic of Turkey,
6.75%, 4/3/18		409	406
7.00%, 9/26/16		230	236
11.00%, 1/14/13		527	640
11.50%, 1/23/12		20	24
11.88%, 1/15/30		134	209
			1,515
Ukraine (0.5%)
Sovereign (0.5%)
Republic of Ukraine,
6.58%, 11/21/16		190	192
United Kingdom (0.1%)
Corporate (0.1%)
Esprit Telecom Group plc,
11.00%, 6/15/08	EUR	(b)(c)(g)233	@—
NTL Cable plc,
8.75%, 4/15/14		$20	21
			21
United States (37.5%)
Corporate (37.5%)
AES Corp. (The),
7.75%, 3/1/14		40	41
8.88%, 2/15/11		9	9
9.00%, 5/15/15		100	106
9.38%, 9/15/10		16	17
Allied Waste North America,
5.75%, 2/15/11		60	59
6.38%, 4/15/11		250	252
American Tower Corp.,
7.13%, 10/15/12		130	134
7.50%, 5/1/12		75	77
Aramark Corp.,
8.50%, 2/1/15		30	31
8.86%, 2/1/15		(a)5	5
Aramark Services, Inc.,
5.00%, 6/1/12		50	44
ArvinMeritor, Inc.,
8.75%, 3/1/12		(e)125	128
Asbury Automotive Group, Inc.,
7.63%, 3/15/17		45	42
Baldor Electric Co.,
8.625%, 2/15/17		40	42
Berry Plastics Holding Corp.,
8.88%, 9/15/14		(e)170	175

10.25%, 3/1/16	80	79
Brown Shoe Company, Inc.,
8.75%, 5/1/12	100	104
CA FM Lease Trust,
8.50%, 7/15/17	80	87
Cablevision Systems Corp.,
9.82%, 4/1/09	(a)155	160
Caesar’s Entertainment, Inc.,
8.88%, 9/15/08	110	113
Capmark Financial Group, Inc.,
5.88%, 5/10/12	25	23
6.30%, 5/10/17	10	9
Chaparral Energy, Inc.,
8.50%, 12/1/15	140	132
8.88%, 2/1/17	20	19
Charter Communications Holdings I, LLC,
11.00%, 10/1/15	60	61
Charter Communications Holdings II, LLC,
10.25%, 9/15/10	40	41
Chesapeake Energy Corp.,
7.50%, 9/15/13	145	150
7.63%, 7/15/13	25	26
Cimarex Energy Co.,
7.13%, 5/1/17	30	30
Citizens Communications Co.,
6.25%, 1/15/13	45	44
Colorado Interstate Gas Co.,
6.80%, 11/15/15	235	244
Community Health Systems, Inc.,
8.88%, 7/15/15	85	88
Constellations Brands, Inc.,
7.25%, 5/15/17	70	70
Countrywide Alternative Loan Trust,
5.65%, 10/25/46	(a)50	34
5.83%, 2/25/36	(a)25	22
5.95%, 1/25/36	(a)85	63
Crown Americas, LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	105	108
DAE Aviation Holdings, Inc,
11.25%, 8/1/15	45	47
DaVita, Inc.,
6.63%, 3/15/13	(e)220	219
Delhaize America, Inc.,
9.00%, 4/15/31	56	67
Dex Media East, LLC/Dex Media East Finance Co.,
12.13%, 11/15/12	48	51
Dex Media West, LLC/Dex Media West Finance Co.,
9.88%, 8/15/13	69	74
Dynegy Holdings, Inc.,
7.75%, 6/1/19	95	91
Echostar DBS Corp.,
6.38%, 10/1/11	120	121
6.63%, 10/1/14	50	50
Equistar Chemicals, LP,
10.13%, 9/1/08	(e)110	114
10.63%, 5/1/11	31	33
Exodus Communications, Inc.,
11.63%, 7/15/10	(b)(c)(g)159	@—
Fisher Scientific International, Inc.,
6.13%, 7/1/15	180	177
Ford Motor Credit Co.,
5.80%, 1/12/09	115	111
7.00%, 10/1/13	160	145

7.25%, 10/25/11	(e)120	113
Foundation PA Coal Co.,
7.25%, 8/1/14	35	34
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17	115	126
Freescale Semiconductor, Inc.,
8.875%, 12/15/14	130	126
Fresenius Medical Care Capital Trust II,
7.88%, 2/1/08	235	236
Fresenius Medical Capital Trust IV,
7.88%, 6/15/11	35	36
General Motors Acceptance Corp., LLC,
4.38%, 12/10/07	115	114
6.88%, 9/15/11	(e)255	243
General Motors Corp.,
7.13%, 7/15/13	90	83
8.38%, 7/15/33	60	53
Georgia-Pacific Corp.,
7.13%, 1/15/17	105	102
Glatfelter,
7.13%, 5/1/16	30	30
Goodman Global Holding Co., Inc.,
8.36%, 6/15/12	(a)22	22
Graham Packaging Co., Inc.,
8.50%, 10/15/12	30	30
9.88%, 10/15/14	(e)135	134
Graphic Packaging International Corp.,
9.50%, 8/15/13	(e)135	139
Harborview Mortgage Loan Trust,
5.70%, 8/21/36	(a)50	34
6.20%, 1/19/36	(a)74	65
HCA, Inc.,
5.75%, 3/15/14	55	46
6.25%, 2/15/13	40	36
6.50%, 2/15/16	50	43
7.58%, 9/15/25	65	53
7.69%, 6/15/25	25	21
8.75%, 9/1/10	90	91
9.13%, 11/15/14	35	37
Hexcel Corp.,
6.75%, 2/1/15	125	124
Hilcorp Energy I, LP/Hilcorp Finance Co.,
7.75%, 11/1/15	195	192
Host Marriott, LP,
6.38%, 3/15/15	50	49
7.13%, 11/1/13	90	91
Idearc, Inc.,
8.00%, 11/15/16	130	130
Innophos Holdings, Inc.,
9.50%, 4/15/12	50	51
Innophos, Inc.,
8.88%, 8/15/14	80	80
Interface, Inc.,
9.50%, 2/1/14	90	95
10.38%, 2/1/10	30	32
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	60	54
Ipalco Enterprises, Inc.,
8.38%, 11/14/08	75	77
8.63%, 11/14/11	30	32
Iron Mountain, Inc.,
7.75%, 1/15/15	40	40
8.63%, 4/1/13	(e)130	132

Isle of Capri Casinos, Inc.,
7.00%, 3/1/14		195	176
Invacare Corp.,
9.75%, 2/15/15		20	20
Jarden Corp.,
7.50%, 5/1/17		115	112
Johnsondiversey, Inc.,
9.63%, 5/15/12		(e)125	128
9.63%, 5/15/12	EUR	25	36
Kinder Morgan, Inc.,
6.50%, 9/1/12		$135	134
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14		(f)60	52
Koppers, Inc.,
9.88%, 10/15/13		45	48
Las Vegas Sands Corp.,
6.38%, 2/15/15		105	102
LIN Television Corp.,
6.50%, 5/15/13		50	49
6.50%, 5/15/13		40	39
Luminent Mortgage Trust,
5.49%, 7/25/36		(a)75	59
Massey Energy Co.,
6.88%, 12/15/13		175	164
Mastr Adjustable Rate Mortgages Trust,
5.53%, 1/25/47		(a)25	20
MGM Mirage,
5.88%, 2/27/14		115	107
6.00%, 10/1/09		200	199
Michael Foods, Inc.,
8.00%, 11/15/13		75	75
Nalco Co.,
7.75%, 11/15/11		70	72
8.88%, 11/15/13		100	106
National Mentor Holdings, Inc.,
11.25%, 7/1/14		75	80
Nortek, Inc.,
8.50%, 9/1/14		130	113
NRG Energy, Inc.,
7.38%, 1/15/17		90	90
Omnicare, Inc.,
6.75%, 12/15/13		95	89
6.88%, 12/15/15		80	74
Ormat Funding Corp.,
8.25%, 12/30/20		138	141
Owens-Illinois, Inc.,
7.35%, 5/15/08		20	20
7.50%, 5/15/10		(e)285	289
Oxford Industries, Inc.,
8.88%, 6/1/11		(e)70	71
Pacific Energy Partners, LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14		90	92
PanAmSat Corp.,
9.00%, 8/15/14		17	18
Petro Stopping Centers, LP/Petro Financial Corp.,
9.00%, 2/15/12		135	142
Phillips - Van Heusen,
7.25%, 2/15/11		(e)130	132
Pilgrim’s Pride Corp.,
7.63%, 5/1/15		105	107
9.63%, 9/15/11		262	270
Pogo Producing Co.,
6.88%, 10/1/17		130	131

Propex Fabrics, Inc.,
10.00%, 12/1/12		(e)90	69
PSEG Energy Holdings, LLC,
8.63%, 2/15/08		98	99
Qwest Communications International, Inc.,
8.87%, 2/15/09		(a)(e)103	105
Qwest Corp.,
5.63%, 11/15/08		25	25
RBS Global, Inc./Rexnord Corp.,
9.50%, 8/1/14		140	146
Realogy Corp.,
10.50%, 4/15/14		45	38
Reliant Resources, Inc.,
7.88%, 6/15/17		90	91
Reynolds American, Inc.,
6.50%, 7/15/10		85	88
Rhythms NetConnections, Inc.,
13.88%, 5/15/08		(b)(c)(g)570	@—
14.00%, 2/15/10		(b)(c)(g)179	@—
Rite Aid Corp.,
8.13%, 5/1/10		100	101
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	50	71
Sandridge Energy,
8.63%, 4/1/15		$85	84
Sierra Pac Power Co.,
6.25%, 4/15/12		70	72
Smithfield Foods, Inc.,
7.00%, 8/1/11		70	71
7.63%, 2/15/08		(e)50	50
8.00%, 10/15/09		50	52
Sonic Automotive, Inc.,
8.63%, 8/15/13		(e)230	228
Station Casinos, Inc.,
6.00%, 4/1/12		180	172
7.75%, 8/15/16		40	40
Sungard Data Systems, Inc.,
9.13%, 8/15/13		95	99
Sun Healthcare Group, Inc.,
9.13%, 4/15/15		65	67
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14		65	119
Tenet Healthcare Corp.,
7.38%, 2/1/13		45	38
9.88%, 7/1/14		45	41
Terra Capital, Inc.,
7.00%, 2/1/17		90	88
TXU Energy Co., LLC,
7.00%, 3/15/13		45	49
UCAR Finance, Inc.,
10.25%, 2/15/12		40	42
United Auto Group, Inc.,
7.75%, 12/15/16		85	82
Univision Communications, Inc. PIK,
9.75%, 3/15/15		60	59
Valassis Communications, Inc.,
8.25%, 3/1/15		115	101
Vangent, Inc.,
9.63%, 2/15/15		65	61
Warner Chilcott Corp.,
8.75%, 2/1/15		77	80
Westlake Chemical Corp.,
6.63%, 1/15/16		90	86

Williams Cos., Inc.,
7.88%, 9/1/21		180	197
Windstream Corp.,
8.13%, 8/1/13		40	42
			13,805
Venezuela (4.4%)
Sovereign (4.4%)
Republic of Venezuela,
8.50%, 10/8/14		120	121
9.25%, 9/15/27		751	779
10.75%, 9/19/13		640	709
			1,609
Total Debt Instruments (Cost $34,813)			35,047
		Shares
Common Stocks (0.0%)
United Kingdom (0.0%)
Viatel Holding Bermuda Ltd.		(h)290	@—
United States (0.0%)
Neon Communications Group, Inc.		(h)140	1
PNM Resources, Inc.		23	@—
XO Holdings, Inc.		(h)287	1
			2
Total Common Stocks (Cost $381)			2
		No. of
		Warrants
Warrants (0.5%)
Mexico (0.0%)
United Mexican States, expiring 10/11/07		(h)296	@—
United Mexican States, expiring 11/07/07		(h)296	1
			1
Nigeria (0.4%)
Central Bank of Nigeria, expiring 11/15/20		(b)(h)500	128
United States (0.0%)
SW Acquisition, LP, expiring 4/1/11		(b)(g)(h)1	@—
XO Holdings, Inc., Series A, expiring 1/16/10		(h)576	@—
XO Holdings, Inc., Series B, expiring 1/16/10		(h)432	@—
XO Holdings, Inc., Series C, expiring 1/16/10		(h)433	@—
			@—
Venezuela (0.1%)
Republic of Venezuela, Oil-Linked Payment Obligation,
expiring 4/15/20		(a)(b)950	36
Total Warrants (Cost $18)			165
		Shares
Short-Term Investments (4.3%)
United States (4.3%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class		(i)1,540,584	1,541
		Face
		Amount
		(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
3.82%, 1/10/08	$	(j)(k)50	49
Total Short-Term Investments (Cost $1,590)			1,590
Total Investments + (Cost $36,802) (100%)			36,804
Liabilities in Excess of Other Assets			(2,643)
Net Assets			$34,161

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.

(b)	Security was valued at fair value — At September 30, 2007, the Fund held fair valued securities valued at $431,000, representing 1.3% of net assets.
(c)	Issuer is in default.
(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2007.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(g) (h)	Security has been deemed illiquid at September 30, 2007. Non-income producing security.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $700 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $34,745. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $7,475,000 and $5,935,000, respectively.

(j) (k)	All or a portion of the security was pledged to cover margin requirements for futures contracts. Rate shown is the Yield to Maturity at September 30, 2007.
@	Amount is less than $500.
ARS	Argentinian Peso
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind
RUB	Russian Ruble
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $120,753,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $66,837,000 of which $71,704,000 related to appreciated securities and $4,867,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	267	$381	10/31/07	USD	365	$365	$(16)
USD	68	68	10/31/07	EUR	50	71	3
		$449				$436	$(13)

USD —United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2yr. Note	4	$828	Dec-07	$4
U.S. Treasury
5yr. Note	5	535	Dec-07	4
U.S. Treasury
10yr. Note	10	1,093	Dec-07	6
Short:
U.S. Treasury
Long Bond	12	1,336	Dec-07	1
				$15

Credit Default Swap Contracts

The Fund had the following credit default swap agreement(s) open at period end:

					Unrealized
					Appreciation
	Buy/Sell	Notional	Pay/Receive Fixed	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	Amount(000)	Rate	Date	(000)
JPMorgan Chase
Dow Jones CDX North America High Yield Index,
Series 8	Sell	$510	2.75%	6/20/12	$21

Interest Rate Swap Contracts

The Fund had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive			Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Termination Date	(000)	(000)
	Dow Jones CDX
	North America
	High Yield Index,
JPMorgan Chase	Series 8	Pay	5.43%	8/20/17	$1,200	$20
	3 Month LIBOR	Pay	5.36	8/24/17	750	9
						$29

LIBOR — London Inter Bank Offer Rate

At September 30, 2007, the Fund had reverse repurchase agreements outstanding with Lehman Brothers and UBS Warburg as follows:

Maturity in
less than
Lehman Brothers Agreement	365 Days
Value of Securities Subject to Repurchase	$810,379
Liability Under Reverse Repurchase
Agreement	$813,329
Weighted Average Days to Maturity	62.11

Maturity in
less than
UBS Warburg Agreement	365 Days
Value of Securities Subject to Repurchase	$1,936,519
Liability Under Reverse Repurchase
Agreement	$1,959,888
Weighted Average Days to Maturity	69.46

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007